Consolidated Statements of Financial Position - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents		$ 675,781	$ 50,536
Trade receivables			580,582
Other receivables		17,354	2,039,517
Inventories		2,996,964	4,195,077
Loan receivable			6,902,000
Other current assets		215	1,695,707
Amount due from an associate			476,815
Amounts due from the former group companies			5,339,834
Total Current Assets		3,690,314	21,280,068
Non-Current Assets
Plant and equipment, net		1,444,460	2,233,393
Other assets – equipment deposits		24,260,847	14,260,847
Intangible assets		739,207	869,387
Investment in an associate			175,507
Total Non-Current Assets		26,444,514	17,539,134
TOTAL ASSETS		30,134,828	38,819,202
Current Liabilities
Trade and other payables		926,669	698,493
Convertible promissory notes			5,118,173
Derivative financial instruments		1,449,000	1,677,178
Warrant liabilities		11,980
Total Current Liabilities		2,387,649	7,493,844
NON-CURRENT LIABILITIES
Convertible promissory notes		11,144,000
Warrant liabilities			2,408,271
Total Non-Current Liabilities		11,144,000	2,408,271
TOTAL LIABILITIES		13,531,649	9,902,115
NET CURRENT ASSETS		1,302,665	13,786,224
NET ASSETS		16,603,179	28,917,087
CAPITAL AND RESERVES
Issued capital (no par value 3,410,434 and 2,052,359 ordinary shares issued and outstanding as of December 31, 2023 and 2022, respectively)	[1]	68,977,851	65,464,091
Other reserves		1,986,542	(558,298)
Accumulated losses		(53,821,478)	(37,087,689)
Equity attributable to equity shareholders of Integrated Media Technology Limited		17,142,915	27,818,104
Non-controlling interests		(539,736)	1,098,983
TOTAL EQUITY		$ 16,603,179	$ 28,917,087

[1]	Retrospectively restated for one-for-ten share consolidation with effective date of October 16, 2023.